INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Tax Credit Carryforward [Line Items]
Non-cash income tax benefit as a result of lower corporate income tax rate		$ 56.9	$ 430.4
Reorganization of limited liability companies			46.7
Released of deferred tax asset valuation allowance			218.0
Tax expense for losses benefited by the members			83.1
Valuation allowance for deferred tax assets	135.1	139.5	134.9	$ 387.6
Tax positions that would reduce effective tax rate if recognized in future periods	268.2	267.7	249.0
Indemnification assets recorded that would offset any future recognition	7.9
Expenses (benefits) related to interest and penalties	9.6	$ 1.8	4.6
Reduction in uncertain tax position from the adoption of IRS safe harbor			$ 70.1
Possible decrease in uncertain tax position in the next twelve months	137.6
Federal
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	32.3
Amount of tax credit carryforward	0.0
State
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	1,696.8
Amount of tax credit carryforward	$ 41.7